CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income (loss)	$ (28,436)	$ (30,363)	$ 122
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of property, plant and equipment	1,904	1,949	2,072
Amortization of land use right	36	36	36
Amortization of acquired intangible assets	4,526	$ 4,991	3,480
Utilization of subsidy from local authorities of Zhuhai, the People's Republic of China (the "PRC")	$ (1,159)		$ (1,068)
Allowance for doubtful accounts receivable		$ 558
Write down on inventories	$ 2,160	6,160	$ 857
(Gain) loss on disposal of property, plant and equipment	$ 7	(1)
Loss on disposal of intangible assets		420
Impairment loss recognized in respect of intangible assets	$ 4,467	$ 820
Fair value change in trading securities
Share-based compensation	$ 380	$ 45	$ 492
Deferred tax	$ (147)	$ (3,576)	$ 279
Proceeds from disposal of trading securities
Share of net loss (income) of equity method investees	$ 317	$ (566)	$ 264
Impairment recognized in respect of other investments	117		681
Changes in operating assets and liabilities:
Accounts receivable	(2,030)	$ 2,349	195
Amount due from a related party	424	(349)	(961)
Inventories	(831)	(256)	(8,678)
Prepaid expenses and other current assets	(3,080)	(750)	922
Amount due from an equity method investee	24	(3)	41
Accounts payable	(1,258)	(173)	$ (2,198)
Amount due to a related party	139	259
Accrued expenses and other current liabilities	(480)	(415)	$ (4,210)
Income tax recoverable	$ 186	(122)	123
Income tax payable		1	2
Rental deposit (paid) received	$ (4)	5	$ (11)
Dividend received		2
Note Receivables	$ 161	(161)
Net cash used in operating activities	(22,577)	(19,140)	$ (7,560)
Investing activities:
Purchase of marketable securities	(10,151)	(54,290)	(113,329)
Purchase of property, plant and equipment	$ (762)	(1,156)	(706)
Investment in an equity method investee		(9,016)	(3,712)
Deposit paid for acquisition of intangible assets		(457)	(145)
Purchase of intangible assets	$ (3,589)	(8,044)	(4,134)
Proceeds from disposal of property, plant and equipment	16	20	41
(Increase) decrease in time deposit	(184)	318	(340)
Increase in restricted deposits	$ (42,700)	(24,974)	$ (16,819)
Proceeds from the disposal of intangible assets		24
Proceeds from redemption of marketable securities	$ 35,438	159,296	$ 112,966
Net cash (used in) provided by investing activities	(21,932)	61,721	(26,178)
Financing activities:
Proceeds from exercise of share-based awards	763	2,542	3,041
Advance subsidy from local authorities of Zhuhai, the PRC	1,357	$ 232	$ 714
Distribution of government grant to third party	(296)
Raise of short-term bank loans	61,000	$ 31,500	$ 15,000
Repayment of short-term bank loans	(25,000)	(22,000)
Repurchase of ordinary shares	(34,020)	(28,902)	$ (4,853)
Net cash provided by (used in) financing activities	3,804	(16,628)	13,902
Net (decrease) increase in cash and cash equivalents	(40,705)	25,953	(19,836)
Cash and cash equivalents at the beginning of the year	78,177	53,263	71,336
Effect of exchange rate changes on cash	(1,210)	(1,039)	1,763
Cash and cash equivalents at the end of the year	36,262	78,177	53,263
Cash paid during the period for:
Interest	$ (876)	$ (531)	(498)
Income taxes			(90)
Non-cash investing activities
Purchases of intangible assets	$ (1,191)	$ (2,807)	(1,112)
Purchases of property, plant and equipment			$ (156)